Revenue from contracts with customers - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about sales revenue [Line Items]
Recognition of price differential	$ 11,335,453	$ 142,723	$ 1,785,277
Hedges with derivative instruments	$ 8,208	$ 7,475			$ 330	$ 7,475
Percentage of entitys revenue	100.00%	100.00%	100.00%
Percentage of progress obtained for functional unit 3	97.24%
Percentage of progress obtained for functional unit 6	99.94%
Percentage of consolidated progress obtained for functional unit	99.91%
Fuel oil [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments				$ 7		(76,382)	$ 0
Crude Oil [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments				(99,913)		(587,591)	1,603
Cash flow hedges [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments				(249,978)		(193,374)	(386,773)
Mid-distillates [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments				(8)		0	0
Crude and Fuel Oil [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments				$ (99,914)		$ (663,973)	$ 1,603
Terpel [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	11.00%	15.00%	16.00%
Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	10.00%